Annual Total Returns[BarChart] - Large-Cap Growth ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.62%	2.61%	12.40%	30.00%	12.66%	3.49%	4.88%	25.09%	(1.77%)	28.71%